UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07896
                                                     ---------

                         GAMCO Global Series Funds, Inc.
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2007






TO OUR SHAREHOLDERS,

      During the third quarter of 2007, The GAMCO Global Convertible Securities Fund (the "Fund") was up 2.97%, while the Merrill Lynch Global 300 Convertible Index, the UBS Global Convertible Index, and the Morgan Stanley Capital
International ("MSCI") World Free Index returned 3.52%, 3.13% and 2.36%, respectively.

      Enclosed is the investment portfolio as of September 30, 2007.

COMPARATIVE RESULTS
-----------------------------------------------------------------------------------------------------------------------
                                         AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (A)
                                         -----------------------------------------------------
                                                                                                              Since
                                                          Year to                                           Inception
                                               Quarter     Date     1 Year    3 Year    5 Year     10 Year  (2/3/94)
--------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL CONVERTIBLE FUND
    CLASS AAA ................................  2.97%      8.81%     13.03%    11.07%   13.59%      6.57%     6.88%
  Merrill Lynch Global 300 Convertible Index .  3.52      12.08      19.16     11.92    12.74       7.21       N/A*
  UBS Global Convertible Index ...............  3.13      11.92      19.46     12.79    14.03       8.89      8.53
  MSCI World Free Index ......................  2.36      11.74      21.09     18.03    19.28       6.99      8.76
  Class A ....................................  2.97       8.61      13.03     11.00    13.58       6.57      6.88
                                               (2.95)(b)   2.37(b)    6.53(b)   8.83(b) 12.25(b)    5.95(b)   6.42(b)
  Class B ....................................  2.84       8.09      12.17     10.24    12.74       6.05      6.50
                                               (2.16)(c)   3.09(c)    7.17(c)   9.41(c) 12.49(c)    6.05      6.50
  Class C ....................................  2.79       7.95      12.19     10.16    12.78       6.12      6.55
                                                1.79(d)    6.95(d)   11.19(d)  10.16    12.78       6.12      6.55

 THE GROSS EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 2.14%, 2.14%, 2.89%, AND 2.89%, RESPECTIVELY. THE NET EXPENSE RATIO FOR THESE SHARE CLASSES IS 2.02%, 2.02%, 2.77%, AND 2.77%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.
     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MAY 2, 2001, MARCH 28, 2001, AND NOVEMBER 26, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE UBS (FORMERLY WARBURG DILLON REED) GLOBAL CONVERTIBLE INDEX, THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX, AND THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") WORLD FREE INDEX ARE UNMANAGED INDICATORS OF INVESTMENT PERFORMANCE. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
 * THERE IS NO DATA AVAILABLE FOR THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX PRIOR TO DECEMBER 31, 1994.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                     MARKET
   AMOUNT                                                        VALUE
 ----------                                                     ------
              CONVERTIBLE CORPORATE BONDS -- 72.9%
              AEROSPACE -- 6.1%
$  400,000    Gencorp Inc., Sub. Deb. Cv.,
                4.000%, 01/16/24 ........................... $    404,500
   180,000    Lockheed Martin Corp., Cv.,
                5.308%, 08/15/33 (a) .......................      274,608
                                                             ------------
                                                                  679,108
                                                             ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.6%
   300,000    Standard Motor Products Inc., Sub. Deb. Cv.,
                6.750%, 07/15/09 ...........................      287,250
                                                             ------------
              BUSINESS SERVICES -- 6.6%
   100,000(b) Fugro NV, Cv.,
                2.375%, 04/27/10 ...........................      335,012
   400,000    International Game Technology, Cv.,
                2.600%, 12/15/36 (c) .......................      399,000
                                                             ------------
                                                                  734,012
                                                             ------------
              COMPUTER SOFTWARE AND SERVICES -- 6.8%
   200,000    EMC Corp., Cv.,
                1.750%, 12/01/11 ...........................      284,500
   500,000    Midway Games Inc., Cv.,
                6.000%, 09/30/25 ...........................      475,625
                                                             ------------
                                                                  760,125
                                                             ------------
              CONSUMER PRODUCTS -- 4.6%
   200,000    Church & Dwight Co. Inc., Deb. Cv.,
                5.250%, 08/15/33 ...........................      310,500
   200,000    Lifetime Brands Inc., Cv.,
                4.750%, 07/15/11 ...........................      202,250
                                                             ------------
                                                                  512,750
                                                             ------------
              ELECTRONICS -- 2.7%
   400,000    Spansion Inc., Sub. Deb. Cv.,
                2.250%, 06/15/16 (c) .......................      301,500
                                                             ------------
              ENERGY AND UTILITIES -- 5.0%
   100,000    Quanta Services Inc., Sub. Deb. Cv.,
                4.500%, 10/01/23 ...........................      242,000
   200,000    Transocean Inc., Deb. Cv.,
                1.500%, 05/15/21 ...........................      315,500
                                                             ------------
                                                                  557,500
                                                             ------------
              FINANCIAL SERVICES -- 10.4%
              CompuCredit Corp., Cv.,
   200,000      3.625%, 05/30/25 ...........................      161,250
   300,000      5.875%, 11/30/35 ...........................      212,250
   200,000(b) Givaudan Nederland Finance BV, Cv.,
                5.375%, 03/01/10 ...........................      180,400
   300,000    PrivateBancorp Inc., Cv.,
                3.625%, 03/15/27 ...........................      294,750
   300,000    Prudential Financial Inc., Cv.,
                3.304%, 12/12/36 (a) .......................      308,649
                                                             ------------
                                                                1,157,299
                                                             ------------

  PRINCIPAL                                                     MARKET
   AMOUNT                                                        VALUE
 ----------                                                     ------
              HEALTH CARE -- 6.7%
$  500,000    Advanced Medical Optics Inc., Sub. Deb. Cv.,
                3.250%, 08/01/26 ........................... $    426,875
   300,000    Edwards Lifesciences Corp., Cv.,
                3.875%, 05/15/33 ...........................      312,375
                                                             ------------
                                                                  739,250
                                                             ------------
              METALS AND MINING -- 3.0%
   200,000    Vedanta Finance Jersey Ltd., Cv.,
                4.600%, 02/21/26 ...........................      327,750
                                                             ------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.5%
   300,000    Host Hotels & Resorts Inc., Cv.,
                2.625%, 04/15/27 (c) .......................      271,875
                                                             ------------
              RETAIL -- 3.6%
   500,000    Pier 1 Imports Inc., Cv. (STEP),
                6.375%, 02/15/36 ...........................      404,375
                                                             ------------
              TECHNOLOGY -- 3.0%
   100,000    ION Geophysical Corp., Cv.,
                5.500%, 12/15/08 ...........................      331,750
                                                             ------------
              TELECOMMUNICATIONS -- 6.6%
30,000,000(d) Softbank Corp., Cv.,
                1.500%, 03/31/13 ...........................      293,620
   500,000    XM Satellite Radio Holdings Inc., Cv.,
                1.750%, 12/01/09 ...........................      441,250
                                                             ------------
                                                                  734,870
                                                             ------------
              TRANSPORTATION -- 2.7%
   200,000    CSX Corp., Deb. Cv.,
                Zero Coupon, 10/30/21 ......................      304,000
                                                             ------------
              TOTAL CONVERTIBLE CORPORATE BONDS ............    8,103,414
                                                             ------------
              CORPORATE BONDS -- 2.2%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.2%
              Federal-Mogul Corp.,
   100,000      7.500%, 01/15/09+ ..........................      165,000
   100,000      7.750%, 07/01/20+ ..........................       82,500
                                                             ------------
              TOTAL CORPORATE BONDS ........................      247,500
                                                             ------------

    SHARES
    ------
              CONVERTIBLE PREFERRED STOCKS -- 17.7%
              AUTOMOTIVE -- 2.4%
    11,000    General Motors Corp.,
                6.250% Cv. Pfd., Ser. C ....................      269,390
                                                             ------------
              BROADCASTING -- 2.4%
     6,900    Emmis Communications Corp.,
                6.250% Cv. Pfd., Ser. A ....................      262,234
                                                             ------------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                MARKET
   SHARES                                                        VALUE
 ----------                                                     ------
              CONVERTIBLE PREFERRED STOCKS (CONTINUED)
              ENERGY AND UTILITIES -- 4.7%
     1,000    Chesapeake Energy Corp.,
                6.250% Cv. Pfd. ............................ $    284,630
     4,000    Goodrich Petroleum Corp.,
                5.375% Cv. Pfd. ............................      238,000
                                                             ------------
                                                                  522,630
                                                             ------------
              FINANCIAL SERVICES -- 2.3%
     6,000    Sovereign Bancorp Inc.,
                4.375% Cv. Pfd. ............................      257,400
                                                             ------------
              HEALTH CARE -- 1.2%
     3,000    Omnicare Inc.,
                4.000% Cv. Pfd., Ser. B ....................      138,750
                                                             ------------
              RETAIL -- 3.2%
       300    Blockbuster Inc.,
                7.500% Cv. Pfd. ............................      354,600
                                                             ------------
              TELECOMMUNICATIONS -- 1.5%
     3,700    Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B ....................      168,313
                                                             ------------
              TOTAL CONVERTIBLE PREFERRED STOCKS ...........    1,973,317
                                                             ------------
              COMMON STOCKS -- 7.2%
              CONSUMER PRODUCTS -- 0.5%
     1,000    Unicharm Corp. ...............................       61,376
                                                             ------------
              ENERGY AND UTILITIES -- 0.1%
       200    Iberdrola SA, ADR ............................       11,719
                                                             ------------
              ENTERTAINMENT -- 2.8%
     7,000    Aruze Corp. ..................................      312,018
                                                             ------------
              EQUIPMENT AND SUPPLIES -- 2.6%
    30,000    Allen-Vanguard Corp.+ ........................      286,533
                                                             ------------
              FOOD AND BEVERAGE -- 0.7%
     5,000    Rock Field Co. Ltd. ..........................       72,738
                                                             ------------

                                                                MARKET
   SHARES                                                        VALUE
 ----------                                                     ------
              HEALTH CARE -- 0.0%
         1    Schering-Plough Corp. ........................ $         13
                                                             ------------
              SPECIALTY CHEMICALS -- 0.5%
     1,400    Phosphate Holdings Inc.+ .....................       51,800
                                                             ------------
              TOTAL COMMON STOCKS ..........................      796,197
                                                             ------------
              TOTAL INVESTMENTS -- 100.0%
                (Cost $10,654,853) ......................... $ 11,120,428
                                                             ============
----------------
              Aggregate book cost .......................... $ 10,654,853
                                                             ============
              Gross unrealized appreciation ................ $    856,200
              Gross unrealized depreciation ................     (390,625)
                                                             ------------
              Net unrealized appreciation (depreciation) ... $    465,575
                                                             ============

----------------
(a) Floating rate security. The rate disclosed is that in effect at September 30, 2007.
(b)  Principal amount denoted in Euros.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the market value of the Rule 144A securities amounted to $972,375 or 8.74% of total investments. These securities have been deemed by the Board of Directors to be liquid.
(d)  Principal amount denoted in Japanese Yen.
 +   Non-income producing security.
ADR  American Depository Receipt
STEP Step coupon bond. The rate disclosed is that in effect at September 30, 2007.


                                         % OF
                                        MARKET          MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE           VALUE
--------------------------              --------       --------
North America .........................  82.8%        $ 9,210,295
Europe ................................   7.7             854,880
Japan .................................   6.7             739,753
Latin America .........................   2.8             315,500
                                        ------        -----------
                                        100.0%        $11,120,428
                                        ======        ===========


               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

                     This page is intentionally left blank.

--------------------------------------------------------------------------------
     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                         GAMCO Global Series Funds, Inc.
                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                               John D. Gabelli
CHAIRMAN AND CHIEF                                  SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                                   GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                      Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                             MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                           LAWRENCE HOSPITAL

Anthony J. Colavita                                 Anthonie C. van Ekris
ATTORNEY-AT-LAW                                     CHAIRMAN
ANTHONY J. COLAVITA, P.C.                           BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                                   Salvatore J. Zizza
FORMER CHAIRMAN AND                                 CHAIRMAN
CHIEF EXECUTIVE OFFICER                             ZIZZA & CO., LTD.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                                     James E. McKee
PRESIDENT                                           SECRETARY

Agnes Mullady                                       Peter D. Goldstein
TREASURER                                           CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB441Q307SR
                                                                           GAMCO
                                                      THE
                                                      GAMCO
                                                      GLOBAL
                                                      CONVERTIBLE
                                                      SECURITIES
                                                      FUND

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2007

                          THE GAMCO GLOBAL GROWTH FUND

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2007



TO OUR SHAREHOLDERS,

      During the third quarter of 2007, The GAMCO Global Growth Fund (the "Fund") was up 4.89%, while the Morgan Stanley Capital International All Country ("MSCI AC") World Free Index and the Lipper Global Multi-Cap Core Fund Average appreciated by 3.57% and 2.17%, respectively.

      Enclosed is the investment portfolio as of September 30, 2007.

COMPARATIVE RESULTS
-----------------------------------------------------------------------------------------------------------------------
                                         AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (A)
                                         -----------------------------------------------------
                                                                                                              Since
                                                        Year to                                             Inception
                                              Quarter    Date      1 Year    3 Year     5 Year    10 Year   (2/7/94)
--------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL GROWTH FUND
    CLASS AAA (B) ........................... 4.89%     15.13%     25.34%     18.50%    20.27%     9.64%    11.40%
  MSCI AC World Free Index .................. 3.57      14.13      24.59      20.16     21.02      7.76      9.23
  Lipper Global Multi-Cap Core Fund Average . 2.17      11.29      20.36      16.90     17.84      7.51      9.24
  Class A ................................... 4.93      15.18      25.39      18.51     20.28      9.66     11.41
                                             (1.11)(c)   8.55(c)   18.18(c)   16.20(c)  18.86(c)   9.01(c)  10.93(c)
  Class B ................................... 4.71      14.54      24.47      17.63     19.39      9.07     10.97
                                             (0.29)(d)   9.54(d)   19.47(d)   16.90(d)  19.19(d)   9.07     10.97
  Class C ................................... 4.68      14.49      24.45      17.62     19.37      9.03     10.95
                                              3.68(e)   13.49(e)   23.45(e)   17.62     19.37      9.03     10.95

  THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.78%, 1.78%, 2.53%, AND 2.53%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
  (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
      THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 2, 2000, MAY 5, 2000, AND MARCH 12, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE MSCI AC WORLD FREE INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER GLOBAL MULTI-CAP CORE FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
  (b) EFFECTIVE FEBRUARY 15, 2007, CLASS AAA SHARES ARE OFFERED ONLY TO INVESTORS WHO WERE SHAREHOLDERS IN ONE OR MORE OF THE REGISTERED FUNDS DISTRIBUTED BY GABELLI & COMPANY, INC. PRIOR TO FEBRUARY 15, 2007.
  (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
  (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
  (e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                MARKET
     SHARES                                                      VALUE
     ------                                                     -------
              COMMON STOCKS -- 99.8%
              AEROSPACE -- 3.3%
     5,000    General Dynamics Corp. ....................... $    422,350
     6,000    L-3 Communications Holdings Inc. .............      612,840
     9,000    Rockwell Collins Inc. ........................      657,360
    90,000    Rolls-Royce Group plc+ .......................      962,129
     9,000    United Technologies Corp. ....................      724,320
                                                             ------------
                                                                3,378,999
                                                             ------------
              AUTOMOTIVE -- 0.9%
    10,000    Honda Motor Co. Ltd., ADR ....................      333,600
     5,000    Toyota Motor Corp., ADR ......................      584,300
                                                             ------------
                                                                  917,900
                                                             ------------
              BROADCASTING -- 0.3%
    25,000    British Sky Broadcasting Group plc ...........      355,492
                                                             ------------
              BUILDING AND CONSTRUCTION -- 1.4%
     5,000    CRH plc, Dublin ..............................      198,563
     5,000    CRH plc, London ..............................      198,563
     4,000    Fomento de Construcciones y Contratas SA .....      323,689
     8,000    Technip SA ...................................      715,253
                                                             ------------
                                                                1,436,068
                                                             ------------
              BUSINESS SERVICES -- 1.8%
    18,000    Jardine Matheson Holdings Ltd. ...............      514,800
     3,500    MasterCard Inc., Cl. A .......................      517,895
    16,000    Secom Co. Ltd. ...............................      770,296
                                                             ------------
                                                                1,802,991
                                                             ------------
              CABLE AND SATELLITE -- 0.4%
    17,250    Comcast Corp., Cl. A+ ........................      417,105
                                                             ------------
              CHEMICALS AND ALLIED PRODUCTS -- 0.6%
    50,000    Tokai Carbon Co. Ltd. ........................      566,752
                                                             ------------
              COMPUTER SOFTWARE AND SERVICES -- 7.8%
    17,000    Adobe Systems Inc.+ ..........................      742,220
     6,000    Apple Inc.+ ..................................      921,240
    33,000    Cisco Systems Inc.+ ..........................    1,092,630
    15,000    eBay Inc.+ ...................................      585,300
     5,700    Google Inc., Cl. A+ ..........................    3,233,439
    22,000    Microsoft Corp. ..............................      648,120
     8,100    Research In Motion Ltd.+ .....................      798,255
                                                             ------------
                                                                8,021,204
                                                             ------------
              CONSUMER PRODUCTS -- 4.7%
     7,000    Christian Dior SA ............................      895,749
    15,314    Compagnie Financiere Richemont SA, Cl. A .....    1,014,795
     1,500    Nintendo Co. Ltd. ............................      780,917
    12,500    Procter & Gamble Co. .........................      879,250
    20,000    The Swatch Group AG ..........................    1,280,653
                                                             ------------
                                                                4,851,364
                                                             ------------

                                                                MARKET
     SHARES                                                      VALUE
     ------                                                     -------
              DIVERSIFIED INDUSTRIAL -- 3.8%
    10,000    Bouygues SA .................................. $    862,553
    15,000    Emerson Electric Co. .........................      798,300
    39,000    General Electric Co. .........................    1,614,600
    10,000    ITT Corp. ....................................      679,300
                                                             ------------
                                                                3,954,753
                                                             ------------
              ELECTRONICS -- 3.6%
     3,700    Fanuc Ltd. ...................................      377,199
    26,000    Intel Corp. ..................................      672,360
     9,000    MEMC Electronic Materials Inc.+ ..............      529,740
    10,000    Microchip Technology Inc. ....................      363,200
    15,000    NVIDIA Corp.+ ................................      543,600
    20,000    Texas Instruments Inc. .......................      731,800
    12,000    Trimble Navigation Ltd.+ .....................      470,520
                                                             ------------
                                                                3,688,419
                                                             ------------
              ENERGY AND UTILITIES -- 13.0%
    12,000    Apache Corp. .................................    1,080,720
       300    Areva SA .....................................      303,448
    13,500    Canadian Natural Resources Ltd. ..............    1,022,625
    12,000    Chesapeake Energy Corp. ......................      423,120
     5,672    Devon Energy Corp. ...........................      471,911
     4,500    Diamond Offshore Drilling Inc. ...............      509,805
     9,000    EnCana Corp. .................................      556,650
     9,000    Hess Corp. ...................................      598,770
     6,900    Imperial Oil Ltd. ............................      341,930
     5,500    National Oilwell Varco Inc.+ .................      794,750
    18,000    Noble Corp. ..................................      882,900
    13,000    Occidental Petroleum Corp. ...................      833,040
    10,000    Saipem SpA ...................................      426,642
     5,000    Schlumberger Ltd. ............................      525,000
    10,900    Suncor Energy Inc., New York .................    1,033,429
     8,000    SunPower Corp., Cl. A+ .......................      662,560
    15,000    Suntech Power Holdings Co. Ltd., ADR+ ........      598,500
     7,000    Transocean Inc.+ .............................      791,350
    10,000    Vestas Wind Systems A/S+ .....................      789,992
    12,000    XTO Energy Inc. ..............................      742,080
                                                             ------------
                                                               13,389,222
                                                             ------------
              ENTERTAINMENT -- 2.2%
    36,000    Publishing and Broadcasting Ltd. .............      629,309
    17,000    Time Warner Inc. .............................      312,120
    12,300    Viacom Inc., Cl. B+ ..........................      479,331
    20,180    Vivendi ......................................      851,756
                                                             ------------
                                                                2,272,516
                                                             ------------
              ENVIRONMENTAL SERVICES -- 0.7%
     8,500    Veolia Environnement .........................      731,958
                                                             ------------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                MARKET
     SHARES                                                      VALUE
     ------                                                     -------
              COMMON STOCKS (CONTINUED)
              EQUIPMENT AND SUPPLIES -- 1.7%
     5,500    Canon Inc. ................................... $    300,222
     4,000    Canon Inc., ADR ..............................      217,160
     3,900    Keyence Corp. ................................      865,799
    11,000    Nikon Corp. ..................................      378,270
                                                             ------------
                                                                1,761,451
                                                             ------------
              EXCHANGE TRADED FUNDS -- 4.8%
    15,500    iShares MSCI Emerging Markets Index Fund .....    2,316,475
    25,500    Vanguard Emerging Markets ETF ................    2,646,390
                                                             ------------
                                                                4,962,865
                                                             ------------
              FINANCIAL SERVICES -- 11.1%
     5,500    Allianz SE ...................................    1,285,025
    19,500    American Express Co. .........................    1,157,715
    30,000    Australia & New Zealand
                Banking Group Ltd. .........................      790,630
    30,000    Aviva plc ....................................      451,755
    50,000    Barclays plc .................................      609,195
     1,533    China Life Insurance Co. Ltd., ADR ...........      132,175
     7,400    Julius Baer Holding Ltd. AG ..................      553,292
     5,895    Merrill Lynch & Co. Inc. .....................      420,196
     9,000    Millea Holdings Inc. .........................      361,990
     8,200    Royal Bank of Canada .........................      453,838
    42,700    Standard Chartered plc .......................    1,397,823
     7,000    State Street Corp. ...........................      477,120
    15,000    T. Rowe Price Group Inc. .....................      835,350
    30,000    The Charles Schwab Corp. .....................      648,000
     6,250    Toronto-Dominion Bank ........................      479,440
     4,000    UBS AG, Switzerland ..........................      215,074
    44,500    Westpac Banking Corp. ........................    1,125,383
                                                             ------------
                                                               11,394,001
                                                             ------------
              FOOD AND BEVERAGE -- 8.7%
    33,000    Ajinomoto Co. Inc. ...........................      413,703
    60,000    Cadbury Schweppes plc ........................      696,047
    16,996    Coca-Cola Hellenic Bottling Co. SA ...........      981,531
    90,000    Davide Campari-Milano SpA ....................      924,012
    70,000    Diageo plc ...................................    1,538,178
    12,000    Groupe Danone ................................      944,545
     3,000    Nestle SA ....................................    1,347,649
     9,000    PepsiCo Inc. .................................      659,340
     4,515    Pernod-Ricard SA .............................      985,228
    46,000    Tesco plc ....................................      413,403
                                                             ------------
                                                                8,903,636
                                                             ------------

                                                                MARKET
     SHARES                                                      VALUE
     ------                                                     -------
              HEALTH CARE -- 10.5%
     5,000    Alcon Inc. ................................... $    719,600
    10,000    Celgene Corp.+ ...............................      713,100
     6,700    Genentech Inc.+ ..............................      522,734
    16,800    Gilead Sciences Inc.+ ........................      686,616
    20,000    GlaxoSmithKline plc ..........................      530,731
    16,000    Hisamitsu Pharmaceutical Co. Inc. ............      434,597
    10,000    Novartis AG ..................................      551,857
    10,000    Novo Nordisk A/S, ADR ........................    1,210,400
     4,300    Roche Holding AG .............................      779,669
    20,000    Schering-Plough Corp. ........................      632,600
    13,000    St. Jude Medical Inc.+ .......................      572,910
     2,400    Straumann Holding AG .........................      674,082
    11,300    Stryker Corp. ................................      776,988
     4,800    Synthes Inc. .................................      537,204
    10,000    Takeda Pharmaceutical Co. Ltd. ...............      703,435
    10,000    Zimmer Holdings Inc.+ ........................      809,900
                                                             ------------
                                                               10,856,423
                                                             ------------
              HOTELS AND GAMING -- 1.9%
    31,053    InterContinental Hotels Group plc ............      616,600
    71,803    Ladbrokes plc ................................      634,278
     7,000    Marriott International Inc., Cl. A ...........      304,290
     6,000    Starwood Hotels & Resorts Worldwide Inc. .....      364,500
                                                             ------------
                                                                1,919,668
                                                             ------------
              METALS AND MINING -- 3.5%
     6,950    Anglo American plc ...........................      467,685
    14,000    BHP Billiton plc .............................      501,269
    14,400    Companhia Vale do Rio Doce, ADR ..............      488,592
     6,000    Lonmin plc ...................................      447,950
     5,228    Peabody Energy Corp. .........................      250,264
     6,300    Rio Tinto plc ................................      544,979
    14,000    Titanium Metals Corp.+ .......................      469,840
     6,866    Xstrata plc ..................................      455,710
                                                             ------------
                                                                3,626,289
                                                             ------------
              RETAIL -- 5.5%
     9,000    Coach Inc.+ ..................................      425,430
    11,000    CVS Caremark Corp. ...........................      435,930
     9,150    Hennes & Mauritz AB, Cl. B ...................      580,031
    10,000    Next plc .....................................      401,833
    10,000    Nordstrom Inc. ...............................      468,900
    24,000    Seven & I Holdings Co. Ltd. ..................      617,420
    10,000    Starbucks Corp.+ .............................      262,000
     9,000    Tiffany & Co. ................................      471,150
    10,000    Walgreen Co. .................................      472,400
    10,000    Whole Foods Market Inc. ......................      489,600
    39,100    Woolworths Ltd. ..............................    1,030,801
                                                             ------------
                                                                5,655,495
                                                             ------------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                MARKET
     SHARES                                                      VALUE
     ------                                                     -------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 7.6%
    20,000    America Movil SAB de CV, Cl. L, ADR .......... $  1,280,000
    23,000    AT&T Inc. ....................................      973,130
    15,000    China Mobile Ltd., ADR .......................    1,230,600
    10,000    Harris Corp. .................................      577,900
        85    KDDI Corp. ...................................      630,479
    30,000    NTT DoCoMo Inc., ADR .........................      427,200
    25,000    Rogers Communications Inc., Cl. B ............    1,138,250
    14,000    Verizon Communications Inc. ..................      619,920
    27,000    Vodafone Group plc, ADR ......................      980,100
                                                             ------------
                                                                7,857,579
                                                             ------------
              TOTAL COMMON STOCKS ..........................  102,722,150
                                                             ------------
   PRINCIPAL
    AMOUNT
   -------
              U.S.  GOVERNMENT  OBLIGATIONS -- 0.2%
  $192,000    U.S. Treasury Bill,
                3.736%++, 12/27/07 .........................      190,275
                                                             ------------
              TOTAL INVESTMENTS -- 100.0%
                (Cost $75,694,407) ......................... $102,912,425
                                                             ============
----------------
              Aggregate book cost .......................... $ 75,694,407
                                                             ============
              Gross unrealized appreciation ................ $ 28,205,449
              Gross unrealized depreciation ................     (987,431)
                                                             ------------
              Net unrealized appreciation (depreciation) ... $ 27,218,018
                                                             ============
----------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt



                                          % OF
                                         MARKET              MARKET
GEOGRAPHIC DIVERSIFICATION                VALUE               VALUE
--------------------------               -------            --------
North America .........................   50.3%          $ 51,778,280
Europe ................................   31.4             32,350,765
Japan .................................    8.5              8,763,340
Asia/Pacific ..........................    5.3              5,453,698
Latin America .........................    4.5              4,566,342
                                         ------          ------------
                                         100.0%          $102,912,425
                                         ======          ============


               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. TAX INFORMATION. At December 31, 2006, the Fund had net capital loss carryforwards for federal income tax purposes of $54,218,953, which are available to reduce future required distributions of net capital gains to shareholders. $12,969,766 is available through 2009; $39,969,419 is available through 2010; and $1,279,768 is available through 2011.

--------------------------------------------------------------------------------
     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                         GAMCO Global Series Funds, Inc.
                          THE GAMCO GLOBAL GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                               John D. Gabelli
CHAIRMAN AND CHIEF                                  SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                                   GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                      Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                             MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                           LAWRENCE HOSPITAL

Anthony J. Colavita                                 Anthonie C. van Ekris
ATTORNEY-AT-LAW                                     CHAIRMAN
ANTHONY J. COLAVITA, P.C.                           BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                                   Salvatore J. Zizza
FORMER CHAIRMAN AND                                 CHAIRMAN
CHIEF EXECUTIVE OFFICER                             ZIZZA & CO., LTD.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                                     James E. McKee
PRESIDENT                                           SECRETARY

Agnes Mullady                                       Peter D. Goldstein
TREASURER                                           CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB442Q307SR


                                                                           GAMCO
                                                      THE
                                                      GAMCO
                                                      GLOBAL
                                                      GROWTH
                                                      FUND

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2007

                        THE GAMCO GLOBAL OPPORTUNITY FUND

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2007




TO OUR SHAREHOLDERS,

      During the third quarter of 2007, The GAMCO Global Opportunity Fund (the "Fund") was up 4.45%, while the Morgan Stanley Capital International ("MSCI") All Country ("AC") World Free Index and the Lipper Global Multi-Cap Growth Fund Average rose 3.57% and 4.74%, respectively.

      Enclosed is the investment portfolio as of September 30, 2007.

COMPARATIVE RESULTS
-----------------------------------------------------------------------------------------------------------------------
                                         AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (A)
                                         -----------------------------------------------------
                                                                                                               Since
                                                                  Year to                                    Inception
                                                         Quarter   Date      1 Year     3 Year     5 Year    (5/11/98)
----------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL OPPORTUNITY FUND CLASS AAA .............  4.45%    15.97%     26.32%     19.16%     21.24%    10.59%
  MSCI AC World Free Index ............................  3.57     14.13      24.59      20.16      21.02      7.05
  Lipper Global Multi-Cap Growth Fund Average .........  4.74     16.43      27.27      20.22      19.82      7.07
  Class A .............................................  4.51     16.02      26.36      19.19      21.27     10.60
                                                        (1.50)(b)  9.34(b)   19.09(b)   16.86(b)   19.84(b)   9.90(b)
  Class B .............................................  4.26     15.28      25.31      18.28      20.31      9.99
                                                        (0.74)(c) 10.28(c)   20.31(c)   17.56(c)   20.11(c)   9.99
  Class C .............................................  4.07     15.07      25.10      18.37      20.87     10.46
                                                         3.07(d)  14.07(d)   24.10(d)   18.37      20.87     10.46

  THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.95%, 1.95%, 2.70%, AND 2.70%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
  (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.
      THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 12, 2000, AUGUST 16, 2000, AND NOVEMBER 23, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER FOR THE PERIODS STARTING PRIOR TO AUGUST 16, 2000 AND NOVEMBER 23, 2001, RESPECTIVELY, DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REIMBURSED CERTAIN EXPENSES OF THE FUND. THE MSCI AC WORLD FREE INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER GLOBAL MULTI-CAP GROWTH FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
  (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
  (c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
  (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                MARKET
     SHARES                                                      VALUE
     ------                                                     -------
              COMMON STOCKS -- 100.0%
              AEROSPACE -- 4.0%
     3,000    L-3 Communications Holdings Inc. ............. $    306,420
     5,500    Lockheed Martin Corp. ........................      596,695
                                                             ------------
                                                                  903,115
                                                             ------------
              AVIATION: PARTS AND SERVICES -- 3.3%
     5,000    Precision Castparts Corp. ....................      739,900
                                                             ------------
              BROADCASTING -- 2.1%
    20,000    Mediaset SpA .................................      206,476
     4,000    Modern Times Group MTG AB, Cl. B .............      258,221
                                                             ------------
                                                                  464,697
                                                             ------------
              BUILDING AND CONSTRUCTION -- 2.3%
     4,125    CRH plc, Dublin ..............................      163,814
     9,000    CRH plc, London ..............................      357,413
                                                             ------------
                                                                  521,227
                                                             ------------
              CABLE AND SATELLITE -- 1.1%
     7,000    Cablevision Systems Corp., Cl. A+ ............      244,580
                                                             ------------
              COMPUTER SOFTWARE AND SERVICES -- 5.3%
     5,000    eBay Inc.+ ...................................      195,100
       700    Google Inc., Cl. A+ ..........................      397,089
    10,500    Microsoft Corp. ..............................      309,330
     5,000    Square Enix Co. Ltd. .........................      165,412
     5,000    Yahoo! Inc.+ .................................      134,200
                                                             ------------
                                                                1,201,131
                                                             ------------
              CONSUMER PRODUCTS -- 10.7%
    10,000    Assa Abloy AB, Cl. B .........................      207,554
     4,000    Christian Dior SA ............................      511,857
    11,000    Compagnie Financiere Richemont SA, Cl. A .....      728,924
     4,000    Fortune Brands Inc. ..........................      325,960
     4,000    Procter & Gamble Co. .........................      281,360
     7,000    UST Inc. .....................................      347,200
                                                             ------------
                                                                2,402,855
                                                             ------------
              DIVERSIFIED INDUSTRIAL -- 4.1%
     6,000    Bouygues SA ..................................      517,532
     9,500    General Electric Co. .........................      393,300
                                                             ------------
                                                                  910,832
                                                             ------------
              ELECTRONICS -- 1.0%
     1,000    Fanuc Ltd. ...................................      101,946
       500    Keyence Corp. ................................      111,000
                                                             ------------
                                                                  212,946
                                                             ------------
              ENERGY AND UTILITIES -- 14.7%
   100,000    China Petroleum & Chemical Corp., Cl. H ......      124,906
     7,000    Connecticut Water Service Inc. ...............      162,120
     6,600    Imperial Oil Ltd. ............................      327,064
     9,000    Mueller Water Products Inc., Cl. B ...........       99,000

                                                                MARKET
     SHARES                                                      VALUE
     ------                                                     -------
     6,000    Petroleo Brasileiro SA, ADR .................. $    453,000
    10,000    Saipem SpA ...................................      426,642
     7,200    Schlumberger Ltd. ............................      756,000
     3,000    Suncor Energy Inc. ...........................      284,430
    20,000    Tokai Carbon Co. Ltd. ........................      226,701
     4,000    Transocean Inc.+ .............................      452,200
                                                             ------------
                                                                3,312,063
                                                             ------------
              ENTERTAINMENT -- 1.6%
    20,000    Publishing and Broadcasting Ltd. .............      349,616
                                                             ------------
              FINANCIAL SERVICES -- 6.4%
     4,500    American Express Co. .........................      267,165
    25,000    Capitalia SpA ................................      238,846
     8,750    Julius Baer Holding Ltd. AG ..................      654,230
     5,000    UBS AG .......................................      266,250
                                                             ------------
                                                                1,426,491
                                                             ------------
              FOOD AND BEVERAGE -- 8.6%
    19,000    Cadbury Schweppes plc ........................      220,415
     6,000    Cermaq ASA ...................................      111,291
     5,000    General Mills Inc. ...........................      290,050
     5,000    Heineken Holding NV ..........................      286,615
   175,000    Marine Harvest+ ..............................      222,676
     5,000    PepsiCo Inc. .................................      366,300
     2,000    Pernod-Ricard SA .............................      436,424
                                                             ------------
                                                                1,933,771
                                                             ------------
              HEALTH CARE -- 12.5%
     6,000    Cochlear Ltd. ................................      415,067
     4,208    GlaxoSmithKline plc ..........................      111,666
     6,000    Novartis AG ..................................      331,114
     3,500    Roche Holding AG .............................      634,615
     5,000    St. Jude Medical Inc.+ .......................      220,350
     1,200    Straumann Holding AG .........................      337,041
     2,500    Synthes Inc. .................................      279,794
     3,200    Takeda Pharmaceutical Co. Ltd. ...............      225,099
     3,000    William Demant Holding A/S+ ..................      265,116
                                                             ------------
                                                                2,819,862
                                                             ------------
              HOTELS AND GAMING -- 2.3%
     8,392    InterContinental Hotels Group plc ............      166,635
    15,000    Ladbrokes plc ................................      132,504
   100,000    Mandarin Oriental International Ltd. .........      225,000
                                                             ------------
                                                                  524,139
                                                             ------------
              MACHINERY -- 4.1%
     3,000    Bobst Group AG ...............................      219,025
     4,500    CNH Global NV ................................      273,330
     4,000    Outotec Oyj ..................................      282,337
     1,000    SMC Corp. ....................................      136,943
                                                             ------------
                                                                  911,635
                                                             ------------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               MARKET
    SHARES                                                      VALUE
    --------                                                   -------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 9.6%
    17,726    Andsberg Ltd.+ (a) ........................... $     15,740
    58,630    Antofagasta plc ..............................      914,669
    43,000    Gold Fields Ltd., ADR ........................      777,870
    24,000    Harmony Gold Mining Co. Ltd., ADR+ ...........      285,840
     3,500    Peabody Energy Corp. .........................      167,545
                                                             ------------
                                                                2,161,664
                                                             ------------
              PUBLISHING -- 0.3%
    20,000    Independent News & Media plc .................       74,434
                                                             ------------
              RETAIL -- 0.7%
     6,300    Seven & I Holdings Co. Ltd. ..................      162,073
                                                             ------------
              TELECOMMUNICATIONS -- 2.6%
    15,675    Sprint Nextel Corp. ..........................      297,825
     2,300    Telephone & Data Systems Inc. ................      153,525
     2,300    Telephone & Data Systems Inc., Special .......      142,600
                                                             ------------
                                                                  593,950
                                                             ------------
              WIRELESS COMMUNICATIONS -- 2.7%
    10,000    China Mobile Ltd. ............................      163,754
     4,500    United States Cellular Corp.+ ................      441,900
                                                             ------------
                                                                  605,654
                                                             ------------
              TOTAL COMMON STOCKS ..........................   22,476,635
                                                             ------------

   PRINCIPAL                                                   MARKET
    AMOUNT                                                     VALUE
    -------                                                    -------
              CORPORATE BONDS -- 0.0%
              TELECOMMUNICATIONS -- 0.0%
  $200,000    Williams Communications Group Inc., Escrow,
                Zero Coupon, 10/01/09+ (a) ................. $          0
                                                             ------------
              TOTAL INVESTMENTS -- 100.0%
                (Cost $13,178,215) ......................... $ 22,476,635
                                                             ============
----------------
              Aggregate book cost .......................... $ 13,178,215
                                                             ============
              Gross unrealized appreciation ................ $  9,523,070
              Gross unrealized depreciation ................     (224,650)
                                                             ------------
              Net unrealized appreciation (depreciation) ... $  9,298,420
                                                             ============
----------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2007, the market value of the fair valued security amounted to $15,740 or 0.07% of total investments.
+    Non-income producing security.
ADR  American Depository Receipt


                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------             --------    --------
Europe ................................  41.4%  $ 9,300,076
North America .........................  35.8     8,044,132
Latin America .........................   7.4     1,661,200
Asia/Pacific ..........................   5.7     1,278,344
Japan .................................   5.0     1,129,173
South Africa ..........................   4.7     1,063,710
                                        ------  -----------
                                        100.0%  $22,476,635
                                        ======  ===========

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. TAX INFORMATION. At December 31, 2006, the Fund had net capital loss carryforwards for federal income tax purposes of $6,001,443, which are available to reduce future required distributions of net capital gains to shareholders. $1,119,397 of the loss carryforward is available through 2009; $1,904,804 is available through 2010; $1,776,091 is available through 2011; and $1,201,151 is available through 2012.

                     This page is intentionally left blank.

--------------------------------------------------------------------------------
     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                         GAMCO Global Series Funds, Inc.
                        THE GAMCO GLOBAL OPPORTUNITY FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                               John D. Gabelli
CHAIRMAN AND CHIEF                                  SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                                   GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                      Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                             MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                           LAWRENCE HOSPITAL

Anthony J. Colavita                                 Anthonie C. van Ekris
ATTORNEY-AT-LAW                                     CHAIRMAN
ANTHONY J. COLAVITA, P.C.                           BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                                   Salvatore J. Zizza
FORMER CHAIRMAN AND                                 CHAIRMAN
CHIEF EXECUTIVE OFFICER                             ZIZZA & CO., LTD.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                                     James E. McKee
PRESIDENT                                           SECRETARY

Agnes Mullady                                       Peter D. Goldstein
TREASURER                                           CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB403Q307SR

                                                                           GAMCO
                                                      THE
                                                      GAMCO
                                                      GLOBAL
                                                      OPPORTUNITY
                                                      FUND

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2007

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2007


TO OUR SHAREHOLDERS,

      During the third quarter of 2007, The GAMCO Global Telecommunications Fund (the "Fund") was up 4.76%, while the Morgan Stanley Capital International All Country ("MSCI AC") World Telecommunication Services Index rose 8.08% and the MSCI AC World Free Index gained 3.57%.

      Enclosed is the investment portfolio as of September 30, 2007.

COMPARATIVE RESULTS
-----------------------------------------------------------------------------------------------------------------------
                                         AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2007 (A)
                                         -----------------------------------------------------
                                                                                                              Since
                                                      Year to                                                Inception
                                            Quarter    Date      1 Year     3 Year      5 Year     10 Year   (11/1/93)
----------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL TELECOMMUNICATIONS
    FUND CLASS AAA ......................... 4.76%    19.50%     34.28%      22.47%      27.81%      11.63%     11.86%
  MSCI AC World Telecommunication
    Services Index ......................... 8.08     23.92      41.77       22.76       25.30         N/A        N/A
  MSCI AC World Free Index ................. 3.57     14.13      24.59       20.16       21.02        7.76       9.56
  Class A .................................. 4.77     19.57      34.39       22.50       27.82       11.64      11.88
                                            (1.26)(b) 12.70(b)   26.67(b)    20.11(b)    26.31(b)    10.98(b)   11.40(b)
  Class B .................................. 4.58     18.81      33.30       21.58       26.86       11.03      11.43
                                            (0.42)(c) 13.81(c)   28.30(c)    20.90(c)    26.70(c)    11.03      11.43
  Class C .................................. 4.61     18.80      33.24       21.56       26.83       11.02      11.43
                                             3.61(d)  17.80(d)   32.24(d)    21.56       26.83       11.02      11.43

  THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.56%, 1.56%, 2.31%, AND 2.31%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
  (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
      THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 12, 2000, MARCH 13, 2000, AND JUNE 2, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE MSCI AC WORLD TELECOMMUNICATION SERVICES INDEX AND THE MSCI AC WORLD FREE INDEX ARE UNMANAGED INDICATORS OF GLOBAL STOCK MARKET
      PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
  (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
  (c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
  (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                MARKET
     SHARES                                                     VALUE
     ------                                                    -------
              COMMON STOCKS -- 99.2%
              DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 43.1%
              ASIA/PACIFIC -- 3.5%
    20,500    Asia Satellite Telecommunications
                Holdings Ltd., ADR ......................... $    407,745
   170,000    First Pacific Co. Ltd. .......................      126,836
    20,000    First Pacific Co. Ltd., ADR ..................       74,660
         2    Hanarotelecom Inc., ADR+ .....................           17
    10,000    KT Corp., ADR ................................      250,500
     2,000    Pakistan Telecommunications Co. Ltd.,
                GDR (a) ....................................      172,953
   100,000    PCCW Ltd. ....................................       66,119
    71,000    Philippine Long Distance Telephone Co., ADR ..    4,568,140
    18,360    PT Telekomunikasi Indonesia, ADR .............      896,335
   874,000    Singapore Telecommunications Ltd. ............    2,365,183
    35,556    Telecom Corp. of New Zealand Ltd., ADR .......      603,021
   375,000    Telekom Malaysia Berhad ......................    1,067,498
    13,000    Telkom SA Ltd. ...............................      327,392
     2,400    Telstra Corp. Ltd., ADR ......................       46,301
     8,075    Thai Telephone & Telecom, GDR+ (a)(b) ........          808
 1,000,000    True Corp. Public Co. Ltd.+ ..................      186,725
                                                             ------------
                                                               11,160,233
                                                             ------------
              EUROPE -- 18.9%
    39,000    BT Group plc, ADR ............................    2,450,370
   300,000    Cable & Wireless plc .........................    1,129,389
     8,960    Colt Telecom Group SA+ .......................       31,165
   470,000    Deutsche Telekom AG, ADR .....................    9,226,100
   175,000    Elisa Oyj, Cl. A .............................    5,439,975
    38,000    France Telecom SA, ADR .......................    1,270,720
    19,000    Golden Telecom Inc. ..........................    1,529,310
     5,507    Hellenic Telecommunications
                Organization SA ............................      204,169
    36,000    Hellenic Telecommunications
                Organization SA, ADR .......................      676,440
    20,000    Hungarian Telephone & Cable Corp.+ ...........      393,200
       500    Magyar Telekom
                Telecommunications plc, ADR ................       13,995
    50,000    Maroc Telecom ................................      876,955
    15,000    Metromedia International Group Inc.+ .........       26,850
    65,000    Neuf Cegetel .................................    2,844,544
    40,000    Portugal Telecom SGPS SA .....................      560,681
    68,000    Portugal Telecom SGPS SA, ADR ................      954,720
    11,000    Rostelecom, ADR ..............................      691,130
    57,000    Royal KPN NV, ADR ............................      990,090
    19,000    Sistema JSFC, GDR ............................      631,750
    74,000    Sistema JSFC, GDR (a) ........................    2,460,500
    96,000    Swisscom AG, ADR .............................    3,638,419
 2,120,000    Telecom Italia SpA ...........................    6,446,548
    27,000    Telecom Italia SpA, ADR ......................      817,290
   100,000    Telefonica SA, ADR ...........................    8,378,000
     6,361    Telefonica SA, BDR ...........................      176,984

     SHARES/                                                    MARKET
      UNITS                                                      VALUE
     -------                                                    -------
   101,000    Telekom Austria AG ........................... $  2,642,773
    15,000    Telenor ASA+ .................................      300,487
   650,000    TeliaSonera AB ...............................    5,875,529
                                                             ------------
                                                               60,678,083
                                                             ------------
              JAPAN -- 0.5%
       237    Nippon Telegraph & Telephone Corp. ...........    1,107,988
    22,000    Nippon Telegraph & Telephone Corp., ADR ......      511,940
                                                             ------------
                                                                1,619,928
                                                             ------------
              LATIN AMERICA -- 4.0%
    33,250    Atlantic Tele-Network Inc. ...................    1,208,637
    12,000    Brasil Telecom Participacoes SA, ADR .........      895,440
        44    Brasil Telecom SA, Preference ................          415
17,415,054    Cable & Wireless Jamaica Ltd.+ ...............      193,239
   148,000    Compania de Telecomunicaciones
                de Chile SA, ADR ...........................    1,218,040
    25,693    Tele Norte Leste Participacoes SA, ADR .......      577,065
   202,000    Telecom Argentina SA, ADR+ ...................    4,959,100
    55,000    Telefonica de Argentina SA, ADR ..............      813,450
    87,000    Telefonos de Mexico SAB de CV, Cl. L, ADR ....    2,859,690
     3,355    Telemar Norte Leste SA, Preference, Cl. A ....      120,802
                                                             ------------
                                                               12,845,878
                                                             ------------
              NORTH AMERICA -- 16.2%
   165,000    AT&T Inc. ....................................    6,981,150
   248,000    BCE Inc. .....................................    9,932,400
    47,836    Bell Aliant Regional Communications
                Income Fund ................................    1,540,909
    39,371    Bell Aliant Regional Communications
                Income Fund (a)(b)(c) ......................    1,268,232
    13,000    CenturyTel Inc. ..............................      600,860
   750,000    Cincinnati Bell Inc.+ ........................    3,705,000
    60,000    Citizens Communications Co. ..................      859,200
    10,000    Covad Communications Group Inc.+ .............        6,700
    90,060    D&E Communications Inc. ......................    1,280,653
    10,000    E.Spire Communications Inc.+ .................           10
     3,230    EarthLink Inc.+ ..............................       25,582
    20,000    Embarq Corp. .................................    1,112,000
    65,000    FairPoint Communications, Inc. ...............    1,225,900
    80,000    General Communication Inc., Cl. A+ ...........      971,200
    10,000    Manitoba Telecom Services Inc. ...............      486,603
    22,422    McLeodUSA Inc., Cl. A+ .......................          110
   130,000    McLeodUSA Inc., Cl. A, Escrow+ (c) ...........            0
    14,900    New Ulm Telecom Inc. .........................      186,250
    93,500    North Pittsburgh Systems Inc. ................    2,221,560
    20,000    NorthPoint Communications Group Inc.+ ........           20
   160,000    Price Communications Corp., Escrow+ ..........            0
   250,000    Qwest Communications International Inc.+ .....    2,290,000
    33,000    Shenandoah Telecommunications Co. ............      718,080
    45,000    TELUS Corp. ..................................    2,601,418
    33,057    TELUS Corp., Non-Voting ......................    1,861,149

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                MARKET
     SHARES                                                     VALUE
     ------                                                    -------
              COMMON STOCKS (CONTINUED)
              DIVERSIFIED TELECOMMUNICATIONS SERVICES (CONTINUED)
              NORTH AMERICA (CONTINUED)
    16,943    TELUS Corp., Non-Voting, ADR ................. $    954,823
   120,000    Time Warner Telecom Inc., Cl. A+ .............    2,636,400
   183,520    Verizon Communications Inc. ..................    8,126,266
    40,000    Windstream Corp. .............................      564,800
                                                             ------------
                                                               52,157,275
                                                             ------------
              TOTAL DIVERSIFIED
                TELECOMMUNICATIONS SERVICES ................  138,461,397
                                                             ------------
              WIRELESS TELECOMMUNICATIONS SERVICES -- 37.8%
              ASIA/PACIFIC -- 3.6%
    80,000    China Mobile Ltd., ADR .......................    6,563,200
    75,000    China Unicom Ltd., ADR .......................    1,563,000
       666    Hutchison Telecommunications
                International Ltd. .........................          925
     8,000    PT Indosat Tbk, ADR ..........................      340,800
   100,000    SK Telecom Co. Ltd., ADR .....................    2,970,000
                                                             ------------
                                                               11,437,925
                                                             ------------
              EUROPE -- 7.0%
    55,000    Bouygues SA ..................................    4,744,043
    24,000    Millicom International Cellular SA+ ..........    2,013,600
       800    Mobile TeleSystems OJSC, ADR .................       55,448
    20,000    Orascom Telecom Holding SAE, GDR .............    1,308,000
     5,000    Turkcell Iletisim Hizmetleri AS, ADR .........      106,400
   299,000    Vimpel-Communications, ADR ...................    8,084,960
   100,000    Vivendi ......................................    4,220,793
    56,000    Vodafone Group plc, ADR ......................    2,032,800
                                                             ------------
                                                               22,566,044
                                                             ------------
              JAPAN -- 2.5%
       600    KDDI Corp. ...................................    4,450,442
     2,600    NTT DoCoMo Inc. ..............................    3,712,184
                                                             ------------
                                                                8,162,626
                                                             ------------
              LATIN AMERICA -- 4.4%
   205,000    America Movil SAB de CV, Cl. L, ADR ..........   13,120,000
    17,500    Grupo Iusacell SA de CV+ .....................      176,002
       460    Tele Norte Celular Participacoes SA, ADR+ ....        6,647
     1,150    Telemig Celular Participacoes SA, ADR ........       67,390
    14,900    Tim Participacoes SA, ADR ....................      604,344
     3,020    Vivo Participacoes SA+ .......................       24,516
    23,976    Vivo Participacoes SA, ADR ...................      118,921
    13,024    Vivo Participacoes SA, Preference ............       63,308
                                                             ------------
                                                               14,181,128
                                                             ------------
              NORTH AMERICA -- 20.3%
   125,000    Alltel Corp. .................................    8,710,000
    35,000    Centennial Communications Corp.+ .............      354,200

                                                                MARKET
     SHARES                                                     VALUE
     ------                                                    -------
    45,000    Clearwire Corp., Cl. A+ ...................... $  1,099,800
   900,000    Dobson Communications Corp., Cl. A+ ..........   11,511,000
    11,000    MetroPCS Communications Inc.+ ................      300,080
    55,000    Nextwave Wireless Inc.+ ......................      314,600
   276,000    Rogers Communications Inc., Cl. B ............   12,566,280
    42,000    Rural Cellular Corp., Cl. A+ .................    1,827,000
   440,000    Sprint Nextel Corp. ..........................    8,360,000
    10,000    SunCom Wireless Holdings Inc., Cl. A+ ........      258,000
    65,000    Telephone & Data Systems Inc. ................    4,338,750
    60,000    Telephone & Data Systems Inc., Special .......    3,720,000
   119,000    United States Cellular Corp.+ ................   11,685,800
                                                             ------------
                                                               65,045,510
                                                             ------------
              TOTAL WIRELESS
                TELECOMMUNICATIONS SERVICES ................  121,393,233
                                                             ------------
              OTHER -- 18.3%
              ASIA/PACIFIC -- 0.2%
    38,000    ABC Communications Holdings Ltd. .............        2,689
    19,065    Austar United Communications Ltd.+ ...........       28,759
   100,000    Champion Technology Holdings Ltd. ............       22,125
    10,000    China Education Ltd.+ ........................        3,106
    70,000    CP Pokphand Co. Ltd., ADR+ ...................       60,823
    26,000    Himachal Futuristic
                Communications Ltd., GDR+ (a)(c) ...........       68,521
    50,000    Hutchison Whampoa Ltd. .......................      534,806
   300,000    Time Engineering Berhad+ .....................       57,667
                                                             ------------
                                                                  778,496
                                                             ------------
              EUROPE -- 1.7%
    20,000    Alcatel-Lucent, ADR ..........................      203,600
     1,500    British Sky Broadcasting Group plc, ADR ......       85,590
     3,600    Carlisle Group Ltd.+ .........................        9,575
     3,000    E.ON AG ......................................      554,664
    59,500    G4S plc ......................................      245,908
    98,000    GN Store Nord A/S+ ...........................      993,516
     3,200    L. M. Ericsson Telephone Co., Cl. B, ADR .....      127,360
    28,000    Nokia Corp., ADR .............................    1,062,040
    15,428    Seat Pagine Gialle SpA .......................        8,602
       900    Shellshock Ltd.+ .............................            0
       750    Siemens AG, ADR ..............................      102,938
     5,852    Telecom Italia Media SpA+ ....................        2,282
    25,000    Telegraaf Media Groep NV .....................      844,159
     7,000    ThyssenKrupp AG ..............................      445,778
    15,000    TNT NV, ADR ..................................      627,169
     1,000    Via Net.Works Inc.+ ..........................            6
                                                             ------------
                                                                5,313,187
                                                             ------------
              JAPAN -- 0.3%
    75,000    The Furukawa Electric Co. Ltd. ...............      366,952
    22,000    Tokyo Broadcasting System Inc. ...............      616,724
                                                             ------------
                                                                  983,676
                                                             ------------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                MARKET
     SHARES                                                     VALUE
     ------                                                    -------
              COMMON STOCKS (CONTINUED)
              OTHER (CONTINUED)
              LATIN AMERICA -- 0.0%
     9,000    BB Holdings Ltd.+ ............................ $     40,275
     1,400    Claxson Interactive Group Inc.+ ..............       16,835
    25,693    Contax Participacoes SA, ADR .................       37,982
       562    OneSource Services Inc.+ .....................        7,474
                                                             ------------
                                                                  102,566
                                                             ------------
              NORTH AMERICA -- 16.1%
    80,000    Adelphia Communications Corp., Cl. A+ ........        1,600
    80,000    Adelphia Communications Corp., Cl. A,
                Escrow+ ....................................            0
    80,000    Adelphia Recovery Trust+ .....................            0
     2,000    America Online Latin America Inc.,
                Cl. A+ (c) .................................            4
     2,000    Amphenol Corp., Cl. A ........................       79,520
     3,000    Andrew Corp.+ ................................       41,550
   120,000    Cablevision Systems Corp., Cl. A+ ............    4,192,800
    42,000    California Micro Devices Corp.+ ..............      184,380
    23,566    CanWest Global Communications Corp.+ .........      235,660
    35,434    CanWest Global Communications
                Corp., Cl. A+ ..............................      255,428
   500,000    Charter Communications Inc., Cl. A+ ..........    1,290,000
   200,000    Clear Channel Communications Inc. ............    7,488,000
    10,000    Cogeco Inc. ..................................      380,033
   200,000    Comcast Corp., Cl. A, Special+ ...............    4,792,000
     4,000    Convergys Corp.+ .............................       69,440
    42,000    Discovery Holding Co., Cl. A+ ................    1,211,700
    90,000    EchoStar Communications Corp., Cl. A+ ........    4,212,900
     6,000    Fisher Communications Inc.+ ..................      299,220
   390,000    Gemstar-TV Guide International Inc.+ .........    2,714,400
     1,000    Geoworks Corp.+ ..............................           21
     1,000    Google Inc., Cl. A+ ..........................      567,270
     4,250    Idearc Inc. ..................................      133,747
    45,000    IDT Corp. ....................................      355,950
    40,000    IDT Corp., Cl. B .............................      334,800
     1,600    JDS Uniphase Corp.+ ..........................       23,936
     1,000    L-3 Communications Holdings Inc. .............      102,140
    60,732    Liberty Global Inc., Cl. A+ ..................    2,491,227
    50,000    Liberty Global Inc., Cl. C+ ..................    1,933,000
    24,000    Liberty Media Corp. - Capital, Cl. A+ ........    2,995,920
    46,000    Liberty Media Corp. - Interactive, Cl. A+ ....      883,660
     1,000    Lockheed Martin Corp. ........................      108,490
    20,000    LSI Corp.+ ...................................      148,400
    20,000    Mediacom Communications Corp., Cl. A+ ........      141,000
    55,000    Motorola Inc. ................................    1,019,150
     6,000    News Corp., Cl. A ............................      131,940
     2,000    News Corp., Cl. B ............................       46,780
    70,000    Nortel Networks Corp.+ .......................    1,188,600

                                                                MARKET
     SHARES                                                     VALUE
     ------                                                    -------
     2,524    Orbital Sciences Corp.+ ...................... $     56,134
     3,000    R. H. Donnelley Corp.+ .......................      168,060
    10,000    SCANA Corp. ..................................      387,400
     5,000    SJW Corp. ....................................      170,700
   195,000    The DIRECTV Group Inc.+ ......................    4,734,600
    20,000    Time Warner Cable Inc., Cl. A+ ...............      656,000
   180,000    Time Warner Inc. .............................    3,304,800
     2,000    TiVo Inc.+ ...................................       12,700
     1,000    Vishay Intertechnology Inc.+ .................       13,030
        47    Xanadoo Co.+ .................................       10,270
    72,000    Yahoo! Inc.+ .................................    1,932,480
                                                             ------------
                                                               51,500,840
                                                             ------------
              TOTAL OTHER ..................................   58,678,765
                                                             ------------
              TOTAL COMMON STOCKS ..........................  318,533,395
                                                             ------------
              RIGHTS -- 0.0%
              DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.0%
              ASIA/PACIFIC -- 0.0%
   315,789    True Corp. plc, expire 04/03/08+ (c) .........        1,851
                                                             ------------
              WARRANTS -- 0.5%
              WIRELESS TELECOMMUNICATIONS SERVICES -- 0.5%
              ASIA/PACIFIC -- 0.5%
    60,000    Bharti Airtel Ltd., expire 12/15/16+ (a) .....    1,418,360
                                                             ------------
              OTHER -- 0.0%
              ASIA/PACIFIC -- 0.0%
    22,741    Champion Technology Holdings Ltd.,
                expire 03/08/08+ ...........................        1,390
                                                             ------------
              EUROPE -- 0.0%
     1,473    Alcatel-Lucent, expire 12/10/07+ .............           16
                                                             ------------
              TOTAL OTHER ..................................        1,406
                                                             ------------
              TOTAL WARRANTS ...............................    1,419,766
                                                             ------------
  PRINCIPAL
   AMOUNT
  --------
              U.S. GOVERNMENT OBLIGATIONS -- 0.3%
$1,071,000    U.S. Treasury Bills,
                3.684% to 3.989%++,
                12/27/07 to 02/07/08 .......................    1,060,470
                                                             ------------
              TOTAL INVESTMENTS -- 100.0%
                (Cost $193,134,159) ........................ $321,015,482
                                                             ============
----------------
              Aggregate book cost .......................... $193,134,159
                                                             ============
              Gross unrealized appreciation ................ $137,562,123
              Gross unrealized depreciation ................   (9,680,800)
                                                             ------------
              Net unrealized appreciation (depreciation) ... $127,881,323
                                                             ============


               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

----------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the market value of Rule 144A securities amounted to $5,389,374 or 1.68% of total investments. Except as noted in (b), these securities are liquid.
(b) At September 30, 2007, the Fund held investments in restricted and illiquid securities amounting to $1,269,040 or 0.40% of total investments, which were valued under methods approved by the Board, as follows:

                                                                       09/30/07
ACQUISITION                                                            CARRYING
  SHARES/                            ACQUISITION      ACQUISITION        VALUE
   UNITS   ISSUER                       DATE              COST         PER UNIT
 -------   ------                    ------------     -----------      --------
 39,371    Bell Aliant Regional Communications
             Income Fund ............  12/29/06         $726,607       $32.2123
  8,075    Thai Telephone &
             Telecom, GDR ...........  03/31/94          100,542         0.1001

(c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2007, the market value of fair valued securities amounted to $1,338,608 or 0.42% of total investments.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
BDR  Brazilian Depository Receipt
GDR  Global Depository Receipt


                                          % OF
                                         MARKET       MARKET
GEOGRAPHIC DIVERSIFICATION                VALUE        VALUE
--------------------------               ------      --------
North America ........................    52.9%    $169,764,095
Europe ...............................    27.6       88,557,330
Latin America ........................     8.4       27,129,572
Asia/Pacific .........................     7.7       24,798,255
Japan ................................     3.4       10,766,230
                                         -----     ------------
                                         100.0%    $321,015,482
                                         =====     ============


               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. TAX INFORMATION. At December 31, 2006, the Fund had net capital loss carryforwards for federal income tax purposes of $38,567,402, which are available to reduce future required distributions of net capital gains to shareholders. $23,342,608 of the loss carryforward is available through 2010; $11,910,139 is available through 2011; and $3,314,655 is available through 2012.

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                         GAMCO Global Series Funds, Inc.
                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                               John D. Gabelli
CHAIRMAN AND CHIEF                                  SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                                   GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                      Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                             MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                           LAWRENCE HOSPITAL

Anthony J. Colavita                                 Anthonie C. van Ekris
ATTORNEY-AT-LAW                                     CHAIRMAN
ANTHONY J. COLAVITA, P.C.                           BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                                   Salvatore J. Zizza
FORMER CHAIRMAN AND                                 CHAIRMAN
CHIEF EXECUTIVE OFFICER                             ZIZZA & CO., LTD.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                                     James E. McKee
PRESIDENT                                           SECRETARY

Agnes Mullady                                       Peter D. Goldstein
TREASURER                                           CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP




--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB401Q307SR



                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


                                       THE
                                       GAMCO
                                       GLOBAL
                                       TELECOMMUNICATIONS
                                       FUND

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Series Funds, Inc.
           ---------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       November 9, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                       November 9, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       November 9, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.